Segment information - Results by Segment (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Feb. 23, 2022	Jan. 20, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Segment Reporting Information [Line Items]
Total operating revenues	$ 187	$ 284	$ 219	$ 390	$ 452
Depreciation	21	35	41	50	83
Amortization of intangibles	0	15	0	18	0
Operating loss - Net loss
Operating profit/(loss)	40	25	(228)	27	(252)
Unallocated items:
Total financial and other items	3,672	(53)	(33)	(50)	(311)
Income tax expense	(2)	(8)	(9)	(9)	(11)
(Loss)/profit from continuing operations	3,710	(36)	(270)	(32)	(574)
Drilling units		1,900		1,900					$ 1,777
Carrying value of Paratus Energy Services equity at January 20, 2022		58		58		$ 64	$ (152)		27
Assets held for sale		0		0					1,103
Cash and restricted cash	509	468	593	468	593	509		$ 535	535	$ 659
Other assets		497		497					437
Total assets		2,923		2,923		$ 2,979			3,879
Drilling units - capital expenditures	22	74	30	91	40
Harsh Environment
Unallocated items:
Drilling units		314		314					709
Drilling units - capital expenditures	2	1	12	1	17
Floaters
Unallocated items:
Drilling units		1,111		1,111					524
Drilling units - capital expenditures	18	58	9	74	12
Jackups
Unallocated items:
Drilling units		475		475					$ 544
Drilling units - capital expenditures	2	15	8	16	10
Operating Segments | Harsh Environment
Segment Reporting Information [Line Items]
Total operating revenues	78	101	118	136	232
Depreciation	7	9	22	11	43
Amortization of intangibles	0	5	0	7	0
Operating loss - Net loss
Operating profit/(loss)	16	7	(161)	(2)	(177)
Operating Segments | Floaters
Segment Reporting Information [Line Items]
Total operating revenues	85	141	69	194	154
Depreciation	6	17	10	24	19
Amortization of intangibles	0	6	0	4	0
Operating loss - Net loss
Operating profit/(loss)	9	18	(20)	30	(27)
Operating Segments | Jackups
Segment Reporting Information [Line Items]
Total operating revenues	24	42	30	60	60
Depreciation	8	9	9	15	21
Amortization of intangibles	0	4	0	5	0
Operating loss - Net loss
Operating profit/(loss)	12	6	2	(2)	(1)
Other | Other
Segment Reporting Information [Line Items]
Total operating revenues	0	0	2	0	6
Amortization of intangibles	0	0	0	2	0
Operating loss - Net loss
Operating profit/(loss)	3	(6)	(49)	1	(47)
Unallocated items:
Drilling units - capital expenditures	$ 0	$ 0	$ 1	$ 0	$ 1